Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	Indefinite-Lived Trade Names	Trademarks	Customer Relationships	Intellectual Property	Accumulated Amortization	Total
Balance as of January 1, 2018	1,000,000	24,882,577	3,457,724	262,092	(9,324,831)	20,277,562
Purchases of intangibles	-	31,739	-	6,820	-	38,559
Amortization expense	-	-	-	-	(2,844,296)	(2,844,296)
Impairment of intellectual property	-	-	-	(236,833)	-	(236,833)
Balance as of December 31, 2018	1,000,000	24,914,316	3,457,724	32,079	(12,169,127)	17,234,992
Purchases of intangibles	-	45,761	-	4,335	-	50,096
Amortization expense	-	-	-	-	(2,495,212)	(2,495,212)
Impairment of intellectual property	-	-	-	-	-	-
Balance as of December 31, 2019	1,000,000	24,960,077	3,457,724	36,414	(14,664,339)	14,789,876

Weighted average remaining amortization period at December 31, 2019 (in years)	n/a	5.5	n/a	8.3

Schedule of estimated useful lives
	Indefinite-Lived Trade Names	Trademarks	Customer Relationships	Intellectual Property	Accumulated Amortization
Balance as of January 1, 2018	$-	$6,214,823	$3,110,008	$-	$9,324,831
Amortization expense	-	2,494,174	347,716	2,406	2,844,296
Balance as of December 31, 2018	-	8,708,997	3,457,724	2,406	12,169,127
Amortization expense	-	2,495,212	-	-	2,495,212
Balance as of December 31, 2019	$-	$11,204,209	$3,457,724	$2,406	$14,664,339

Schedule of estimated future amortization expense
Years Ending December 31,

2020	2,498,676
2021	2,498,676
2022	2,498,676
2023	2,498,676
2024	2,498,676
Thereafter	1,296,496
$13,789,876